Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Material Accounting Policies [Line Items]
Short-term leases exemption term	Short-term leases are leases with a lease term of 12 months or less.
Recognized gain in comprehensive loss (in Dollars)
Bottom Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	3 years
Top Range [Member]
Material Accounting Policies [Line Items]
Estimated useful lives	10 years